NOTE 7 - NOTES PAYABLE - Notes payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current portion	$ 1,093,382	$ 1,678,300
Long-term notes payable
Total notes payable	1,093,382	1,678,300
Notes payable, issued on May 6, 2011, unsecured, interest at 10% per annum, due on demand
Current portion	59,500	59,500
Long-term notes payable
Total notes payable	59,500	59,500
Notes payable, issued on August 25, 2010, unsecured, interest at 10% per annum, due on demand
Current portion	172,500	172,500
Long-term notes payable
Total notes payable	172,500	172,500
Notes payable, issued on May 25, 2012, secured, interest at 6% per annum, due on November 14, 2012, is in default(1)
Current portion		50,000
Long-term notes payable
Total notes payable		50,000
Notes payable, issued on January 28, 2012 to individual, unsecured, interest included, due on demand (2)
Current portion		610,000
Long-term notes payable
Total notes payable		610,000
Notes payable, issued on October 18, 2010 to individual, unsecured, interest at 15% per annum, due on demand (3)
Current portion	786,300	786,300
Long-term notes payable
Total notes payable	786,300	786,300
Notes payable issued on October 5, 2013 to individual, unsecured, interest at 8% per annum, due on demand
Current portion	28,500
Long-term notes payable
Total notes payable	28,500
Notes payable issued on October 17, 2013 to a company, unsecured, interest at 16% per annum, due on demand
Current portion	5,000
Long-term notes payable
Total notes payable	5,000
Notes payable issued on March 5, 2013 to individual, unsecured, interest at 8% per annum, due on demand
Current portion	7,500
Long-term notes payable
Total notes payable	7,500
Notes payable issued on July 1, 2013 to a company, unsecured, interest at 8% per annum, due on demand
Current portion	28,082
Long-term notes payable
Total notes payable	28,082
Notes payable issued on October 4, 2013 to a company, unsecured, interest at 8% per annum, due on demand
Current portion	6,000
Long-term notes payable
Total notes payable	$ 6,000